Document and Entity Information	Aug. 28, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 28, 2024
Entity Registrant Name	GigCapital7 Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-42262
Entity Tax Identification Number	98-1790710
Entity Address Address Line 1	1731 Embarcadero Rd.
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Palo Alto
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94303
City Area Code	650
Local Phone Number	276-7040
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002023730
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one redeemable warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one redeemable warrant
Trading Symbol	GIGGU
Security Exchange Name	NASDAQ
Class A ordinary shares, $0.0001 par value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, $0.0001 par value
Trading Symbol	GIG
Security Exchange Name	NASDAQ
Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each full warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	GIGGW
Security Exchange Name	NASDAQ